Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) well	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | well	26
Drilled wells | well	11
Charged to exploratory expense | well	4
Transferred to proved properties | well	4
Net book value charged to Property, plant and equipment provisions	$ 4	$ 1	$ 1
Depreciation of property plant and equipment	3,016	2,551	2,816
Cost increases of short-term leases	57	44	11
Cost increases of variable charge of leases related to the underlying asset return/use	6	5	7
Capitalization of depreciation of right-of-use assets	68	57	44
Capitalization of financial accretion for lease liabilities	13	14	11
Mining property, wells and related equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property	269	333	356
Mining property, wells and related equipment | Reversal of Loma de La Mina block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal			140
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase/(Decrease) of cost of Property, plant and equipment	507	268	$ 32
Depreciation of property plant and equipment	$ 13	$ 19